Investment Objectives and Goals - Thornburg Premium Income Builder ETF	May 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	THORNBURG PREMIUM INCOME BUILDER ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thornburg Premium Income Builder ETF (the “Fund”) seeks total return consisting of income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation. The Fund’s investment objectives may be changed without shareholder approval.